Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 952,000.00
Previously Paid Amount	0.00
Total Fee Amount	131.47
Total Offset Amount	0.00
Net Fee	131.47
Narrative - Max Aggregate Offering Price	$ 952,000.00
Final Prospectus	true